Submission	Oct. 26, 2026
Submission [Line Items]
Central Index Key	0001021635
Registrant Name	OGE ENERGY CORP.
Registration File Number	333-279061
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES